Contents of Significant Accounts - Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 3,787,509
Ending balance	$ 97,740	2,991,804	$ 3,787,509
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,349,370	8,883,161
Additions		826,531	1,187,604
Disposals		(1,589,850)	(1,104,556)
Disposal of subsidiaries		(176)
Reclassifications		474,127	278,650
Exchange effect		(217,441)	104,511
Ending balance		8,842,561	9,349,370
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		5,561,861	4,794,858
Amortization		1,912,802	1,919,070
Disposals		(1,589,850)	(1,104,556)
Exchange effect		(34,056)	(47,511)
Ending balance		5,850,757	5,561,861
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		15,188
Ending balance		15,012	15,188
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		15,188	15,188
Additions		0	0
Disposals		0	0
Disposal of subsidiaries		(176)
Reclassifications		0	0
Exchange effect		0	0
Ending balance		15,012	15,188
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		0	0
Amortization		0	0
Disposals		0	0
Exchange effect		0	0
Ending balance		0	0
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		410,712
Ending balance		524,155	410,712
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,080,726	903,993
Additions		0	3,566
Disposals		(422,591)	(95,505)
Disposal of subsidiaries		0
Reclassifications		474,127	278,650
Exchange effect		(6,458)	(9,978)
Ending balance		1,125,804	1,080,726
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		670,014	433,537
Amortization		357,624	337,376
Disposals		(422,591)	(95,505)
Exchange effect		(3,398)	(5,394)
Ending balance		601,649	670,014
Patent and technology license fee [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,102,561
Ending balance		1,668,218	2,102,561
Patent and technology license fee [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		4,687,751	4,534,340
Additions		214,278	38,928
Disposals		(179,418)	0
Disposal of subsidiaries		0
Reclassifications		0	0
Exchange effect		(210,982)	114,483
Ending balance		4,511,629	4,687,751
Patent and technology license fee [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,585,190	2,143,372
Amortization		468,296	483,940
Disposals		(179,418)	0
Exchange effect		(30,657)	(42,122)
Ending balance		2,843,411	2,585,190
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,259,048
Ending balance		784,419	1,259,048
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		3,565,705	3,429,640
Additions		612,253	1,145,110
Disposals		(987,841)	(1,009,051)
Disposal of subsidiaries		0
Reclassifications		0	0
Exchange effect		(1)	6
Ending balance		3,190,116	3,565,705
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,306,657	2,217,949
Amortization		1,086,882	1,097,754
Disposals		(987,841)	(1,009,051)
Exchange effect		(1)	5
Ending balance		$ 2,405,697	$ 2,306,657